Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations
The components of assets and liabilities of discontinued operations in the unaudited condensed consolidated balance sheet at December 31, 2025 and June 30, 2026 consisted of the following:

	December 31,	June 30,
	2025	2026
CURRENT ASSETS:
Cash and cash equivalents	$3,520	$3,409
Due from related party, current	411,496	5,597
Prepaid expenses and other assets	1,143	3,738
Total current assets of discontinued operations	416,159	12,744

NON-CURRENT ASSETS:
Total non-current assets of discontinued operations	—	—

CURRENT LIABILITIES:
Accounts payable	1,436	37
Accrued liabilities	1,314,066	1,314,038
Total current liabilities of discontinued operations	1,315,502	1,314,075

NON-CURRENT LIABILITIES:
Total non-current liabilities of discontinued operations	—	—
The components of the income/(loss) from discontinued operations for the six months ended June 30, 2025 and 2026 in the unaudited interim condensed consolidated statements of comprehensive income consisted of the following:

	Six Months Ended June 30,	Six Months Ended June 30,
	2025	2026
REVENUES:
Total vessel revenues	—	—

INCOME/(EXPENSES):
Voyage expenses (including $0 and $0 to related party for the six months ended June 30, 2025 and 2026, respectively)	117,732	—
Vessel operating expenses	(12,241)	2,125
Total income	105,491	2,125

Operating income	105,491	2,125

OTHER INCOME/(EXPENSES):
Interest and finance costs	(4,747)	(4,604)
Foreign exchange gains	22	—
Total other expenses, net	(4,725)	(4,604)

Net income/(loss) and comprehensive income/(loss) from discontinued operations	$100,766	$(2,479)